Investments	12 Months Ended
Dec. 31, 2015
Investments [Abstract]
Investments
INVESTMENTS

The aggregate carrying and approximate market values of securities follow (in thousands).  Fair values are based on quoted market prices, where available.  If quoted market prices are not available, fair values are based on quoted market prices of comparable financial instruments.

	December 31, 2015				December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available-for-sale:
U.S. Treasuries and U.S.
government agencies	$5	$—	$—	$5	$1,816	$11	$—	$1,827
Obligations of states and
political subdivisions	49,725	979	7	50,697	41,382	722	8	42,096
Mortgage-backed securities:
U.S. government agencies	287,933	2,285	2,021	288,197	185,831	3,470	1,973	187,328
Private label	1,222	9	—	1,231	1,700	8	4	1,704
Trust preferred
securities	6,550	463	1,155	5,858	9,763	425	1,152	9,036
Corporate securities	18,793	221	321	18,693	7,806	204	693	7,317
Total Debt Securities	364,228	3,957	3,504	364,681	248,298	4,840	3,830	249,308
Marketable equity securities	2,131	1,142	—	3,273	2,131	1,082	—	3,213
Investment funds	1,525	—	13	1,512	1,525	—	3	1,522
Total Securities
Available-for-Sale	$367,884	$5,099	$3,517	$369,466	$251,954	$5,922	$3,833	$254,043

	December 31, 2015				December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities held-to-maturity
U.S. government agencies	$84,937	$1,949	$76	$86,810	$86,742	$2,733	$—	$89,475
Trust preferred securities	4,000	—	—	4,000	4,044	672	—	4,716
Total Securities
Held-to-Maturity	$88,937	$1,949	$76	$90,810	$90,786	$3,405	$—	$94,191

Other investment securities:
Non-marketable equity securities	$12,915	$—	$—	$12,915	$9,857	$—	$—	$9,857
Total Other Investment
Securities	$12,915	$—	$—	$12,915	$9,857	$—	$—	$9,857

Marketable equity securities consist of investments made by the Company in equity positions of various community banks. Included within this portfolio are ownership positions in the following community bank holding companies: First National Corporation (FXNC) (4%) and Eagle Financial Services, Inc. (EFSI) (1.5%). Securities with limited marketability, such as stock in the Federal Reserve Bank ("FRB") or the Federal Home Loan Bank ("FHLB"), are carried at cost and are reported as non-marketable equity securities in the table above.

At December 31, 2015 and 2014, there were no securities of any non-governmental issuer whose aggregate carrying value or estimated fair value exceeded 10% of shareholders' equity.

Certain investment securities owned by the Company were in an unrealized loss position (i.e., amortized cost basis exceeded the estimated fair value of the securities) as of December 31, 2015 and 2014.  The following table shows the gross unrealized losses and fair value of the Company’s investments aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position (in thousands):

	December 31, 2015
	Less Than Twelve Months		Twelve Months or Greater		Total
	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Securities available-for-sale:
Obligations of states and political subdivisions	$2,406	$5	$128	$2	$2,534	$7
Mortgage-backed securities:
U.S. Government agencies	129,612	688	34,044	1,333	163,656	2,021
Private label	—	—	—	—	—	—
Trust preferred securities	—	—	4,769	1,155	4,769	1,155
Corporate securities	10,856	174	2,231	147	13,087	321
Investment funds	—	—	1,488	13	1,488	13
Total	$142,874	$867	$42,660	$2,650	$185,534	$3,517

	December 31, 2014
	Less Than Twelve Months		Twelve Months or Greater		Total
	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Securities available-for-sale:
Obligations of states and political subdivisions	$1,559	$3	$125	$5	$1,684	$8
Mortgage-backed securities:
U.S. Government agencies	—	—	60,122	1,973	60,122	1,973
Private label	1,277	4	—	—	1,277	4
Trust preferred securities	—	—	4,760	1,152	4,760	1,152
Corporate securities	—	—	4,049	693	4,049	693
Investment funds	—	—	1,496	3	1,496	3
Total	$2,836	$7	$70,552	$3,826	$73,388	$3,833

During the years ended December 31, 2015, 2014, and 2013 the Company recorded no credit-related net investment impairment losses. The charges deemed to be other-than-temporary were related to pooled bank trust preferred securities and were based on the Company’s quarterly reviews of its investment securities for indications of losses considered to be other-than-temporary.

The following table presents a progression of the credit loss component of OTTI on debt and equity securities recognized in earnings during the years ended December 31, 2015 and 2014 (in thousands).  The credit loss component represents the difference between the present value of expected future cash flows and the amortized cost basis of the security.  The credit component of OTTI recognized in earnings during a period is presented in two parts based upon whether the credit impairment in the current period is the first time the security was credit impaired (initial credit impairment) or if there is additional credit impairment on a security that was credit impaired in previous periods.

	Debt Securities	Equity Securities	Total
Balance at January 1, 2014	$20,186	$4,698	$24,884
Additions:
Additional credit impairment	—	—	—
Deductions:
Called or Sold	(3,600)	(3,114)	(6,714)
Balance at December 31, 2014	16,586	1,584	18,170
Additions:
Additional credit impairment	—	—	—
Deductions:
Called or Sold	—	—	—
Balance at December 31, 2015	$16,586	$1,584	$18,170

Declines in the fair value of held-to-maturity and available-for-sale securities below their cost that are deemed to be other-than-temporary would be reflected in earnings as realized losses.  In estimating other-than-temporary impairment losses, management considers, among other things (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition, capital strength, and near-term (12 months) prospects of the issuer, including any specific events which may influence the operations of the issuer such as changes in technology that may impair the earnings potential of the investment or the discontinuance of a segment of the business that may affect the future earnings potential; (iii) the historical volatility in the market value of the investment and/or the liquidity or illiquidity of the investment; (iv) adverse conditions specifically related to the security, an industry, or a geographic area; or (v) the intent to sell the investment security and if it’s more likely than not that the Company will not have to sell the security before recovery of its cost basis.  In addition, management also employs a continuous monitoring process in regards to its marketable equity securities, specifically its portfolio of regional community bank holdings.  Although the regional community bank stocks that are owned by the Company are publicly traded, the trading activity for these stocks is minimal, with trading volumes of less than 0.2% of each respective company being traded on a daily basis.  As part of management’s review process for these securities, management reviews the financial condition of each respective regional community bank for any indications of financial weakness.

Management has the ability and intent to hold the securities classified as held-to-maturity until they mature, at which time the Company expects to receive full value for the securities.  Furthermore, as of December 31, 2015, management does not intend to sell an impaired security and it is not more than likely that it will be required to sell the security before the recovery of its amortized cost basis.  The unrealized losses on debt securities are primarily the result of interest rate changes, credit spread fluctuations on agency-issued mortgage related securities, general financial market uncertainty and unprecedented market volatility.  These conditions will not prohibit the Company from receiving its contractual principal and interest payments on its debt securities.  The fair value is expected to recover as the securities approach their maturity date or repricing date.   As of December 31, 2015, management believes the unrealized losses detailed in the table above are temporary and no additional impairment loss has been recognized in the Company’s consolidated income statement.  Should the impairment of any of these securities become other-than-temporary, the cost basis of the investment will be reduced and the resulting loss will be recognized in net income in the period the other-than-temporary impairment is identified, while any noncredit loss will be recognized in other comprehensive income.

The amortized cost and estimated fair value of debt securities at December 31, 2015, by contractual maturity, are shown in the following table (in thousands).  Expected maturities will differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.  Mortgage-backed securities have been allocated to their respective maturity groupings based on their contractual maturity.

	Cost	Estimated Fair Value
Securities Available-for-Sale
Due in one year or less	$2,716	$2,740
Due after one year through five years	24,037	16,267
Due after five years through ten years	33,285	42,038
Due after ten years	304,190	303,636
	$364,228	$364,681
Securities Held-to-Maturity
Due in one year or less	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	—	—
Due after ten years	88,937	90,810
	$88,937	$90,810

Gross gains and gross losses realized by the Company from investment security transactions are summarized in the table below (in thousands):

	For the year ended December 31,
	2015	2014	2013

Gross realized gains	$2,142	$1,256	$764
Gross realized losses	(12)	(100)	—
Investment security gains (losses)	$2,130	$1,156	$764

The carrying value of securities pledged to secure public deposits and for other purposes as required or permitted by law approximated $291 million and $273 million at December 31, 2015 and 2014, respectively.